Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Net Income Attributable to and Transfers from Noncontrolling Interest

The following is a summary of net income attributable to MGM Resorts International and transfers to noncontrolling interest.

	For the Years Ended December 31,
	2017	2016
	(In thousands)
Net income attributable to MGM Resorts International	$1,952,052	$1,100,408
Transfers from/(to) to noncontrolling interest:
MGP formation transactions	—	(150,414)
Borgata transaction	—	(18,385)
MGP Class A share issuance	35,138	—
MGM National Harbor transaction	(12,497)	—
MGM China transaction	—	(45,554)
Other	(2,889)	—
Net transfers from/(to) noncontrolling interest	19,752	(214,353)
Change from net income attributable to MGM Resorts International and transfers to noncontrolling interest	$1,971,804	$886,055